Exploration and evaluation assets and mining data - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 10,847,064	$ 8,009,430
Interest accrued	2,918,133	0
Interest income on cash and bank balances at central banks	155,907	0
Kabanga Nickel Company Ltd
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 13,753,103	$ 8,756,349